COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

26.	COMMITMENTS AND CONTINGENCIES

Assets pledged

(in thousands of $)	2020	2019
Book value of vessels secured against long-term loans(1)	2,959,535	3,135,891
(1) This excludes the Gimi which is classified as "Assets under development" (see note 11) and secured against its specific debt facility (note 14).

As at December 31, 2020, the Revolving Credit Facility is secured by a pledge against our shares in Hygo (note 18). As at December 31, 2019, the Term Loan Facility was secured by a pledge against our shares in Hygo which had been partially refinanced into the Revolving Credit Facility during the year ended December 31, 2020 (note 18).

As at December 31, 2019, 21,226,586 Golar Partners common units were pledged as security for the obligations under the Margin Loan facility which had repaid during the year ended December 31, 2020 and pledged security released (note 18).

Capital Commitments

Gandria

We have agreed contract terms for the conversion of the Gandria to a FLNG. The Gandria is currently in lay-up awaiting delivery to Keppel for conversion. The conversion agreement is subject to certain payments and lodging of a full Notice to Proceed. We have also provided a guarantee to cover the sub-contractor's obligations in connection with the conversion of the vessel.

Other contractual commitments and contingencies

UK tax lease benefits

During 2003 we entered into six UK tax leases. Under the terms of the leasing arrangements, the benefits are derived primarily from the tax depreciation assumed to be available to the lessors as a result of their investment in the vessels. As is typical in these leasing arrangements, as the lessee we are obligated to maintain the lessor’s after-tax margin. Accordingly, in the event of any adverse tax changes or a successful challenge by the UK Tax Authorities (''HMRC'') with regard to the initial tax basis of the transactions, or in relation to the 2010 lease restructurings, or in the event of an early termination of the Methane Princess lease, we may be required to make additional payments principally to the UK vessel lessor, which could adversely affect our earnings or financial position. We would be required to return all, or a portion of, or in certain circumstances significantly more than, the upfront cash benefits that we received in respect of our lease financing transactions, including the 2010 restructurings and subsequent termination transactions. The gross cash benefit we received upfront on these leases amounted to approximately £41 million ($56.0 million) (before deduction of fees).

Of these six leases, we have since terminated five, with one lease remaining as at December 31, 2020, the Methane Princess lease. Pursuant to the deconsolidation of Golar Partners in 2012, Golar Partners is no longer considered a controlled entity but an affiliate and therefore as at December 31, 2020, the capital lease obligation relating to this remaining UK tax lease is not included on our consolidated balance sheet. However, under the indemnity provisions of the Omnibus Agreement or the respective share purchase agreements, we have agreed to indemnify Golar Partners in the event of any tax liabilities in excess of scheduled or final scheduled amounts arising from the Methane Princess leasing arrangements and termination thereof. As of December 31, 2020, the lessor of the Methane Princess has a second priority security interest in the Methane Princess, the Golar Spirit, the Golar Grand and the Golar Tundra.

HMRC has been challenging the use of similar lease structures and has been engaged in litigation of a test case for some years. In August 2015, following an appeal to the Court of Appeal by the HMRC which set aside previous judgments in favor of the tax payer, the First Tier Tribunal (“FTT or the UK court”) ruled in favor of HMRC. The tax payer in this particular ruling has the election to appeal the courts’ decision, but no appeal has been filed. The judgments of the FTT do not create binding precedent for other UK court decisions and therefore the ruling in favor of HMRC is not binding in the context of our structures. Further, we consider there are differences in the fact pattern and structure between this case and our 2003 leasing arrangements and therefore is not necessarily indicative of any outcome. HMRC have written to our lessor to indicate that they believe our lease may be similar to the case noted above. We have reviewed the details of the case and the basis of the judgment with our legal and tax advisers to ascertain what impact, if any, the judgment may have on us and the possible range of exposure has been estimated at approximately £nil to £121.4 million ($nil to $166.0 million). In December 2019, in conjunction with our lessor, Golar obtained supplementary legal advice confirming our position. Golar's discussions with HMRC on this matter have concluded without agreement and, in January 2020 we received a closure notice to the inquiry stating the basis of HMRC's position. Consequently, a notice of appeal against the closure notice was submitted to HMRC. In December 2020, notice of appeal was submitted to the FTT. We remain confident of our position, however given the complexity of these discussions it is impossible to quantify the reasonably possible loss, and we continue to estimate the possible range of exposures as set out above.

Class Action Lawsuit

On September 24, 2020, a purported Golar shareholder filed a putative class action lawsuit against us, our Chief Executive Officer, Iain Ross, and Hygo’s former Chief Executive Officer, Eduardo Antonello, in the United States District Court for the Southern District of New York (Case No. 1-20-cv-07926). The complaint purports to be brought on behalf of shareholders who purchased common shares of Golar between April 30, 2020 and September 24, 2020. The complaint generally alleges that the defendants violated Sections 10(b) and/or 20(a) of the Securities Exchange Act of 1934, as amended, and Rule 10b-5 promulgated thereunder by making allegedly false and/or misleading statements regarding, among other matters, Golar’s business operations and prospects in relation to the implication of Hygo’s former Chief Executive Officer in certain allegations by federal prosecutors in Brazil. The complaint seeks unspecified damages, attorneys’ fees and other costs. On December 9, 2020, the putative class action lawsuit was dismissed, and the Court therefore ordered that the case be terminated.

Legal proceedings and claims

We may, from time to time, be involved in legal proceedings and claims that arise in the ordinary course of business. A provision will be recognized in the financial statements only where we believe that a liability will be probable and for which the amounts are reasonably estimable, based upon the facts known prior to the issuance of the financial statements.
We are party to a shareholders’ agreement with a consortium of investors to fund the development of pipeline infrastructure and a FSRU which are intended to supply two power plants in the Ivory Coast. The project is currently in the initial design phase. Negotiations are underway with third party lenders for the financing of construction costs in the event a positive investment decision is made. During the initial phase of the project, our remaining contractual commitments for this project are estimated to around €1.1 million. In the event a positive FID is taken on the project, this could increase up to approximately €15 million. This figure is dependent upon a variety of factors such as whether third party financing is obtained for a portion of the construction costs. The timing of this range of payments is dependent on whether and when FID is made, progress of negotiations with lenders for non-investor financing, and the progress of eventual construction work. The nature of payments to the project could be made in a combination of capital contributions or interest-bearing shareholder loans.

In relation to our investment in small-scale LNG services provider Avenir (note 14), we are party to a combined commitment of up to $182.0 million from initial Avenir shareholders Stolt-Nielsen, Höegh and us. In November 2018, Avenir was capitalized with the placement of 110,000,000 new shares at a par price of US$1.00 per share. Following the initial equity offering, the founding partners are committed to fund $72.0 million of which Golar is committed to $18.0 million. As discussed in note 14, following Avenir's issuance of the Equity Shortfall Offering to its shareholders, we subscribed to 9,375,000 additional shares at $1.00 par value and paid $9.4 million during the year ended December 31, 2020 and recognized $1.9 million of deferred consideration payable following the Equity Shortfall Offering. As of December 31, 2020, the remaining commitment including the Equity Shortfall Offering deferred consideration is $8.6 million.

In 2017, we commenced arbitration proceedings arising from the delays and the termination of the Golar Tundra time charter with a former charterer. For the years ended December 31, 2020, 2019 and 2018, we recovered $nil, $9.3 million and $50.7 million, respectively, in charter earnings, recognized in 'Other operating income' in the consolidated statements of operations. The amount recovered in 2019 represents the final installment settlement.

For the year ended December 31, 2020 and 2019 we recognized $3.3 million and $4.0 million in relation to loss of hire insurance claims on the Golar Bear and Golar Ice and the LNG Croatia, respectively. The above is recognized in 'Other operating income' of our consolidated statement of operations.